Average Annual Total Returns	12 Months Ended
Jan. 31, 2012
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.05%
Five Years	2.33%
Since Inception	3.50%
Inception Date	Apr. 27, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.21%
Five Years	2.45%
Since Inception	3.66%
Inception Date	Apr. 21, 2006
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.43%
Five Years	3.40%
Ten Years	4.97%
Inception Date	May 15, 1992
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.74%)
Five Years	3.83%
Ten Years	14.27%
Inception Date	May 23, 1984
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.68%)
Five Years	3.91%
Ten Years	14.34%
Inception Date	Nov. 12, 2001
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.45%
Five Years	4.03%
Ten Years	6.72%
Inception Date	May 23, 1984
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.51%
Five Years	4.10%
Ten Years	6.80%
Inception Date	Nov. 12, 2001
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(21.70%)
Five Years	2.60%
Ten Years	17.57%
Inception Date	May 23, 1984
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.47%
Five Years	(1.06%)
Ten Years	10.19%
Inception Date	May 13, 1996
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.62%
Five Years	(0.94%)
Since Inception	7.49%
Inception Date	Sep. 23, 2004
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.62%
Since Inception	(1.81%)
Inception Date	Jun. 04, 2007
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.70%
Five Years	(0.90%)
Since Inception	8.50%
Inception Date	Dec. 02, 2003
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.62%
Five Years	(0.93%)
Ten Years	10.28%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.72%
Five Years	2.02%
Since Inception	3.20%
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.85%
Five Years	2.12%
Since Inception	3.35%
Return After Taxes on Distributions | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.10%
Five Years	3.06%
Ten Years	4.52%
Return After Taxes on Distributions | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.79%)
Five Years	2.90%
Ten Years	13.31%
Return After Taxes on Distributions | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.47%
Five Years	3.03%
Ten Years	5.77%
Return After Taxes on Distributions | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(22.55%)
Five Years	0.96%
Ten Years	15.79%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.58%
Five Years	(2.23%)
Ten Years	8.68%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.71%
Five Years	(2.14%)
Since Inception	6.13%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.70%
Since Inception	(3.08%)
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.77%
Five Years	(2.11%)
Since Inception	7.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.35%
Five Years	1.95%
Since Inception	2.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.47%
Five Years	2.05%
Since Inception	3.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.56%
Five Years	2.87%
Ten Years	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.16%)
Five Years	3.13%
Ten Years	12.56%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.61%
Five Years	3.28%
Ten Years	5.65%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.88%)
Five Years	1.91%
Ten Years	15.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.48%
Five Years	(1.60%)
Ten Years	8.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.58%
Five Years	(1.52%)
Since Inception	5.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.58%
Since Inception	(2.30%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.63%
Five Years	(1.49%)
Since Inception	6.60%
Based on Market Value | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.19%
Five Years	2.43%
Since Inception	3.67%
Based on Market Value | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.60%
Five Years	(0.91%)
Since Inception	7.49%
Standard & Poor's 500 Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Spliced Precious Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(23.76%)
Five Years	6.96%
Ten Years	17.29%
Russell 1000 Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Five Years	(0.02%)
Ten Years	3.34%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.07%)
Ten Years	10.21%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.07%)
Since Inception	7.38%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Since Inception	(1.96%)
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.07%)
Since Inception	8.37%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.07%)
Ten Years	10.21%
S&P Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.73%
Five Years	2.81%
Ten Years	2.24%
S&P Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.73%
Five Years	2.81%
Ten Years	2.24%
Dividend Growth Spliced Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.32%
Five Years	0.42%
Ten Years	1.76%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.74%
Five Years	4.68%
Ten Years	11.66%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.74%
Five Years	4.68%
Ten Years	11.66%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.51%)
Ten Years	10.16%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.51%)
Since Inception	7.20%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Since Inception	(2.44%)
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.51%)
Since Inception	8.24%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.51%)
Ten Years	10.16%
S&P Custom Precious Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(23.76%)
Five Years	6.96%
Ten Years	none
Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.32%
Five Years	2.61%
Since Inception	3.79%
Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.32%
Five Years	2.61%
Since Inception	3.83%
Dividend Achievers Select Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.32%
Five Years	2.61%
Ten Years	none
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.75%)
Five Years	(0.65%)
Ten Years	11.00%
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.75%)
Five Years	(0.65%)
Ten Years	11.00%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.54%
Five Years	1.57%
Ten Years	2.84%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.54%
Five Years	1.57%
Ten Years	2.84%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.00%)
Five Years	2.17%
Ten Years	10.55%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.00%)
Five Years	2.17%
Ten Years	10.55%
MSCI All Country World Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.89%
Five Years	1.89%
Ten Years	3.28%
MSCI All Country World Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.89%
Five Years	1.89%
Ten Years	3.28%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.00%)
Five Years	2.40%
Ten Years	10.43%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.00%)
Five Years	2.40%
Ten Years	10.43%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.89%
Five Years	2.60%
Ten Years	2.14%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.89%
Five Years	2.60%
Ten Years	2.14%